SUPPLEMENT Dated August 27, 2014
To the Current Prospectus for:

ING Architect Variable Annuity	ING GoldenSelect Legends
ING GoldenSelect ESII	Wells Fargo ING Opportunities
ING GoldenSelect Access	Wells Fargo ING Landmark
ING GoldenSelect Premium Plus	ING GoldenSelect DVA Series 100
ING GoldenSelect Opportunities	ING GoldenSelect DVA
ING GoldenSelct Landmark	ING SmartDesign Advantage
ING GoldenSelect DVA Plus	ING SmartDesign Signature
ING GoldenSelect Generations

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call Customer Service at 1-800-
366-0066. The following information only affects you if you currently invest in, or plan to invest in, the subaccount that corresponds to the Voya Intermediate Bond Portfolio.

IMPORTANT INFORMATION REGARDING A FUND DESIGNATION CHANGE TO THE
VOYA INTERMEDIATE BOND PORTFOLIO

Prior to July 11, 2014, Voya Intermediate Bond Portfolio was designated as a Special Fund for purposes of benefit riders under certain contracts. Effective July 11, 2014, Voya Intermediate Bond Portfolio has
been redesignated as a Covered Fund for purposes of both the living benefit rider and death benefit rollup values for all current and future investments. For more information related to Covered Funds please refer to your prospectus or call Customer Service.

All references in the prospectus to the Voya Intermediate Bond Portfolio in connection with the benefit riders are changed accordingly. The Portfolio’s designation as a Fixed Allocation Fund remains unchanged for contracts with Fixed Allocation Funds.

X.VUSA-14	August 2014

SUPPLEMENT Dated August 27, 2014
To the Current Prospectus and Statement of Additional Information for:

Voya GoldenSelect ESII	Voya GoldenSelect Generations
Voya GoldenSelect Access	Voya GoldenSelect Legends
Voya GoldenSelect Premium Plus	Voya GoldenSelect Landmark
Voya GoldenSelect Opportunities	Voya Architect Variable Annuity
Wells Fargo Voya Landmark	Wells Fargo Voya Opportunities

Issued by Voya Insurance and Annuity Company
Through Its Separate Account B

This supplement updates the prospectus and the statement of additional information for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION ABOUT THE COMPANY

In connection with Voya Financial, Inc.’s rebranding efforts, the following changes are effective
September 1, 2014:

·	ING USA Annuity and Life Insurance Company will be renamed Voya Insurance and Annuity
Company;
·	ING North America Insurance Corporation will be renamed Voya Services Company;
·	ING Financial Partners, Inc. will be renamed Voya Financial Advisors, Inc.;
·	The name ING will be replaced with the name Voya in all product names (e.g., ING
GoldenSelect ESII will be renamed Voya GoldenSelect ESII); and
·	The name ING will be replaced with the name Voya in all benefit riders (e.g., ING LifePay will be renamed Voya LifePay).

In general, all other references to the name ING will be replaced with the name Voya with the exception of ING Groep N.V., which will remain unchanged.

X.VIACB2-14	August 2014